As filed with the Securities and Exchange Commission on December 16, 2019

File Nos. 333-215942 and 811-22398

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 28	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 32	[X]

(Check appropriate box or boxes)

Spinnaker ETF Series
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802

(Address of Principal Executive Offices)

252-972-9922

(Registrant’s Telephone Number, including Area Code)

Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and Address of Agent for Service)

With Copies to:

Tanya Boyle, Esq. Greenberg Traurig, LLP 2200 Ross Avenue, Suite 5200 Dallas, TX 75201	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27802
Approximate Date of Proposed Public Offering:	As soon as practicable after the
Effective Date of this Registration Statement

 It is proposed that this filing will become effective: (check appropriate box)

                [   ] immediately upon filing pursuant to paragraph (b)

                [X] on December 17, 2019 pursuant to paragraph (b)

                [   ] 60 days after filing pursuant to paragraph (a)(1)

                [   ] on (date) pursuant to paragraph (a)(1)

                [   ] 75 days after filing pursuant to paragraph (a)(2)

                [   ] on (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

 [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

 This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 17, 2019 as the new effective date for Post-Effective Amendment No. 24 to the Registration Statement filed on October 17, 2019 for the Innovation Shares Cannabis ETF. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 24 to the Registration Statement.

SIGNATURES

                Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 16th day of December, 2019.

SPINNAKER ETF SERIES

By:	/s/ Katherine M. Honey
Katherine M. Honey
President and Principal Executive Officer

                Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas Galloway* Thomas Galloway	Trustee and Chairman	December 16, 2019

/s/ Jesse Samuel Eberdt, III* Jesse Samuel Eberdt, III	Trustee	December 16, 2019

/s/ Katherine M. Honey Katherine M. Honey	President and Principal Financial Officer	December 16, 2019

/s/ Ashley E. Harris* Ashley E. Harris	Treasurer and Principal Financial Officer	December 16, 2019

/s/ Katherine M. Honey

*By:   Katherine M. Honey

Attorney-in-Fact pursuant to Powers of Attorney, dated December 21, 2016 as filed on August 16, 2017 and dated September 18, 2018 as filed on October 30, 2018.